ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	December 31,	December 31,
	2022	2021
	US$	US$
Accrued payroll and welfare	62,311	56,989
Accounts payable	22,075	—
Advance from customers	80,000	—
Payables for professional fees	69,552	157,643
Income taxes payable	2,294	—
Other taxes payable	258	3,635
Other	—	170
Total accrued expenses and other current liabilities	$236,490	$218,437